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                       SUPPLEMENT DATED MAY 26, 2015 TO

             PROSPECTUS DATED APRIL 29, 2005 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The Home Office address for Genworth Life Insurance Company of New York has changed effective January 15, 2015 to the following:

   600 Third Avenue
   New York, New York 10016

Your prospectus is updated accordingly to reflect the new Home Office address for the Company.

14264NY SUPPO 05/26/15